Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Balance Related to Related Parties
(a)	The Company is party to certain related party transactions. Balances related to these related parties are disclosed in the consolidated financial statements except the following:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017	March 26, 2016
	(In thousands)
Transactions:
Purchases of inventory from supplier related to a shareholder (d)	$-	$-	$503
Management fees to related parties (b)	135	154	155
Consultant fees to a related party (e)	33	150	173
Expense reimbursement to a related party (f)	245	178	201
Interest expense on cash advance received from controlling shareholder (c)	382	165	165
Compensation paid to a related party (g)	295	67	-
Balances:
Accounts payable to a supplier related to shareholder (d)	-	-	17
Accounts payable to related parties	4	57	38
Interest payable on cash advance received from controlling shareholder(c)	21	24	25